RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

(15) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2011, 2012 and 2013 were as follows:

a) Commercial agreements with Expedia

a1) In September 2012, the Group entered into a Collaboration Agreement with Expedia, Inc. and certain Expedia affiliates, which provides for enhanced hotel inventory cooperation, best practice and knowledge sharing between the Group and Expedia, and also amends and restates the non-competition covenant of the 2004 Transaction Agreement. Under the Collaboration Agreement, Expedia paid the Group RMB44,414,300 (US$7,000,000 as of the date of payment) as an initial payment and is also required to pay to the Group a revenue share of Expedia's PRC revenue for all room nights booked through or sold by Expedia's PRC booking channels excluding Egencia, Hotels.com, EAN.com, LP ("EAN") or AAE Travel Pte. Ltd. during the three-year period from October 1, 2012 through September 30, 2015 as a second payment. The Group straight-line amortized this US$7,000,000 over a three-year period starting from October 1, 2012 in "other revenues" in the consolidated statements of comprehensive income. RMB3,701,192 and RMB14,804,767 of other revenues were recognized in 2012 and 2013, respectively. The unamortized amount of the US$7,000,000 as of December 31, 2012 and 2013 was RMB40,713,108 and RMB25,908,342, respectively.

a2) In 2009, the Group entered into a Fulfillment Services Agreement with Egencia (Shanghai) Travel Service Co., Ltd. ("Egencia Shanghai," formerly named Expedia Corporate Travel, LLC), an entity ultimately controlled by Expedia, Inc., pursuant to which the Group provides air ticket issuance and hotel fulfillment services to Egencia Shanghai. On May 9, 2013, the Group and Egencia Shanghai entered into a Cooperation Agreement to replace the prior Fulfillment Services Agreement. Pursuant to these agreements, RMB47,154, RMB44,358 and RMB36,153 of air and hotel revenues were recognized in 2011, 2012 and 2013 and the balance due to Egencia Shanghai was RMB710,919 and RMB769,636 as of December 31, 2012 and 2013, respectively. From September 2010, the Group started to issue air tickets to Egencia Shanghai's customers with commission revenue share. RMB97,378, RMB198,631 and RMB417,382 of air ticketing revenue was recognized in 2011, 2012 and 2013. The balance due from Egencia Shanghai for the issued air tickets was RMB5,215,706 and RMB18,983,877 as of December 31, 2012 and 2013, respectively. As of December 31, 2012 and 2013, the Group also had a balance due to Egencia Shanghai of Nil and RMB532,450, respectively, which is a deposit paid by Egencia Shanghai to the Group. In December 2013, Egencia Shanghai's holding company Egencia Cayman paid RMB18,290,700 (originally US$3,000,000) to the Group as additional deposit recorded in the Group's amount due to related parties balances as of December 31, 2013.

a3) In December 2008, the Group entered into a Non-Compete Waiver as well as a Private Label Agreement and a Profit-Share Agreement with Hotels.com, L.P. ("Hotels.com"), an entity ultimately controlled by Expedia, Inc. Under these agreements, the Group provides a private-label website and other support and fulfillment services, and the Group receives a portion of the revenue from PRC and international hotel bookings through the Hotels.cn website. RMB3,648,431, RMB5,326,181 and Nil profit share revenue was recognized in 2011, 2012 and 2013, respectively. The balance due from Hotels.com was Nil as of December 31, 2012 and 2013. In addition, the Group recognized RMB228,579, RMB314,866 and RMB159,839 of hotel commission expense in 2011, 2012 and 2013, respectively, and the balance due to Hotels.com was Nil as of December 31, 2012 and 2013.

a4) In January 2010, the Group entered into an agreement with EAN, an entity ultimately controlled by Expedia, Inc., pursuant to which the Group distributes international travel products supplied by EAN, and receives commission from EAN for bookings by the Group's customers. In September 2012, the payment and revenue share provisions of the January 2010 agreement were superseded by the Collaboration Agreement. RMB10,112,820, RMB26,127,688 and RMB81,659,483 of commission revenue was recognized in 2011, 2012 and 2013, respectively. The balance due from EAN was RMB4,040,987 and RMB6,913,654 as of December 31, 2012 and 2013, respectively. The balance due to EAN was RMB33,952,245 and RMB31,950,021 as of December 31, 2012 and 2013, respectively.

a5) In January 2011, the Group entered into an agreement with Expedia to share airline commission and advertising revenue. RMB407,474, RMB394,003 and RMB1,185,101 of air commissions and advertising revenue were recognized in 2011, 2012 and 2013, respectively. The balance due from Expedia was RMB236,001 and RMB97,319 as of December 31, 2012 and 2013, respectively.

b) Commercial agreements with TripAdvisor, Inc. ("TripAdvisor")

b1) In December 2011, Expedia completed the spin-off of TripAdvisor as a separately traded public company. TripAdvisor is a related party of the Group, as Liberty Interactive Corporation is the controlling shareholder of TripAdvisor, and, pursuant to contractual agreements, would become the controlling shareholder of Expedia if Expedia's current controlling shareholder, Barry Diller, ceased to control Expedia.

b2) In April 2009, the Group and Expedia, Inc. entered into a Non-Compete Waiver pursuant to which the Group waived the non-compete covenant of the Transaction Agreement with respect to the business of TripAdvisor LLC, a subsidiary of Expedia, Inc. at that time, in the PRC. In May 2009, the Group entered into a five-year cooperation agreement with Tuqu Net Information Technology (Beijing) Co., Ltd. ("TripAdvisor China") pursuant to which, in consideration of the April 2009 agreement between the Group and Expedia, Inc., the Group received discounted advertising rates for specific types of advertising on the TripAdvisor China website. RMB5,901,772, RMB3,422,325 and RMB5,335,431 of advertising expense, including advertising charged at discounted rates as well as other advertising charged at market rates, was recognized in 2011, 2012 and 2013, respectively. The balance due to TripAdvisor China was RMB201,337 and RMB335,337 as of December 31, 2012 and 2013, respectively.

b3) In June 2009, the Group entered into an agreement with Beijing Kuxun Technology Co., Ltd. and Beijing Kuxun Interactive Technology Co., Ltd. (collectively, "Kuxun"). The Group places its advertising on the Kuxun website and pays advertising fees to Kuxun. In October 2009, TripAdvisor acquired Kuxun. RMB5,812,043, RMB5,175,662 and RMB 9,332,505 of advertising expense was recognized in 2011, 2012 and 2013, respectively. The balance due to Kuxun was RMB631,545 and RMB288,905 as of December 31, 2012 and 2013, respectively.

b4) In January 2011, the Group entered into an agreement with Kuxun whereby the Group places Kuxun's advertising links on the Group's train travel information sites and receives advertising revenue from Kuxun. This agreement was terminated in August 2013. RMB650,020, RMB339,669 and RMB94,745 of advertising revenue was recognized in 2011, 2012 and 2013, respectively. The balance due from Kuxun was RMB185,375 and Nil as of December 31, 2012 and 2013, respectively.

c) Commercial agreements with Tencent

c1) Before May 16, 2011 when Tencent became the second largest shareholder of the Group, the Group entered into an agreement with a Tencent affiliate which is a third party payment platform, whereby the Tencent affiliate collects payment from the Group's customers on behalf of the Group and remits the payments to the Group net of a processing fee. RMB29,547, RMB84,196 and RMB40,744 in processing fees were recognized in 2011, 2012 and 2013, respectively. The balance due from the Tencent affiliate was RMB8,024,273 and RMB20,327,198 as of December 31, 2012 and 2013, respectively.

c2) In July 2011, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel inventory via Tencent websites and pays Tencent commissions. Pursuant to this agreement, the Group paid RMB5,000,000 to Tencent in 2012 as a deposit which was recorded in "amounts due from related parties" as of December 31, 2012 and 2013 and RMB1,783,766, RMB9,167,909 and RMB5,241,110 of commission expense was recognized in 2011, 2012 and 2013, respectively. The balance due to Tencent was RMB1,219,482 and RMB417,602 as of December 31, 2012 and 2013, respectively.

c3) In June 2012, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel groupbuy inventory on certain Tencent websites and pays Tencent commissions based on a certain percentage of hotel groupbuy commission revenue. Tencent offers its users mobile phone recharge from booking hotel groupbuy reservation transactions on its websites. Pursuant to the agreement, the Group paid RMB300,000 to Tencent in 2012 as a deposit which was recorded in "amounts due from related parties" as of December 31, 2012 and 2013 and RMB340,625 and RMB282,089 of commission expenses were recognized in 2012 and 2013, respectively. The balance due to Tencent was RMB340,625 and RMB329,349 as of December 31, 2012 and 2013, respectively.

d) Services provided by and to Expedia

d1) In 2011, 2012 and 2013, Expedia prepaid expenses of RMB1,871,169, RMB414,919 and RMB727,710 on behalf of the Group. The Group repaid RMB2,220,193, RMB202,531 and RMB893,603 to Expedia in 2011, 2012 and 2013, and balances of RMB221,852 and RMB55,959 were outstanding as of December 31, 2012 and 2013, respectively.

d2) In 2011, 2012 and 2013, the Group prepaid certain expenses amounting to RMB728,588, RMB1,308,182 and RMB1,074,780, respectively, on behalf of Expedia. The Group received payments of RMB640,349, RMB1,170,434 and RMB583,677 from Expedia in 2011, 2012 and 2013, and balances of RMB374,575 and RMB865,678 were outstanding as of December 31, 2012 and 2013, respectively.

e) Amount due from and to Jiuyou

In September 2010, the Group and Jiuyou entered into an agreement whereby the Group provides a private-label website to Jiuyou, and pays commission to Jiuyou based on a certain percentage of hotel commission revenue. During 2011, 2012 and 2013, the Group recognized RMB26,659,297, RMB45,188,643 and RMB63,171,034 of hotel commission expenses to Jiuyou. Nil and RMB13,547,426 of prepayment balance with Jiuyou was reflected in "amounts due from related parties" as of December 31, 2012 and 2013. The balance due to Jiuyou was RMB5,602,708 and Nil as of December 31, 2012 and 2013, respectively.

f) Amount due to 2012 Affiliate Company

In April 2012, the Group entered into an agreement with 2012 Affiliate Company whereby 2012 Affiliate Company sells the Group's hotel inventory in its hotel mobile-booking applications and the Group pays commission to 2012 Affiliate Company based on a certain percentage of hotel commission revenue. The Group recognized RMB2,650,942 and RMB5,216,413 of hotel commission expenses to 2012 Affiliate Company in 2012 and 2013 respectively. The balance due to 2012 Affiliate Company was RMB311,025 as of both December 31, 2012 and 2013.

g) Amount due to 2012 Second Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% of equity interest, respectively, in 2012 Second Affiliate Company for a total of 35% equity interest, resulting in the Group's ability to exercise significant influence and therefore requiring the application of the equity method of accounting. From November 15, 2012 to December 31, 2012, the Group recognized RMB263,328 of hotel reservation revenue from the hotel inventories provided by 2012 Second Affiliate Company. RMB5,398,068 of payable balance to 2012 Second Affiliate Company was reflected in "amounts due to related parties" in the consolidated balance sheets as of December 31, 2012. In 2013, the Group recognized RMB9,032,926 of hotel reservation revenue and the balance due to 2012 Second Affiliate Company was RMB17,768,819. The Group also received RMB100,000 from 2012 Second Affiliate Company as the deposit reflected in the balance due to 2012 Second Affiliate Company as of December 31, 2013.

The principal related party transactions for the years ended December 31, 2011, 2012 and 2013 are summarized below:

	For the year ended December 31,
	2011	2012	2013

Non-compete waiver compensation revenues
Expedia (refer to a1)	-	3,701,192	14,804,767

Commission, advertising and other revenues
1) Egencia Shanghai (refer to a2)	47,154	44,358	36,153
2) Egencia Shanghai (refer to a2)	97,378	198,631	417,382
3) Hotels.com (refer to a3)	3,648,431	5,326,181	-
4) EAN (refer to a4)	10,112,820	26,127,688	81,659,483
5) Expedia (refer to a5)	407,474	394,003	1,185,101
6) Kuxun (refer to b4)	650,020	339,669	94,745
7) 2012 Second Affiliate Company (refer to g)	-	263,328	9,032,926
8) Other	20,685	176,298	92,340
Total	14,983,962	32,870,156	92,518,130

	For the year ended December 31,
	2011	2012	2013
Commission, advertising and other expenses
1) Hotels.com (refer to a3)	228,579	314,866	159,839
2) TripAdvisor China (refer to b2)	5,901,772	3,422,325	5,335,431
3) Kuxun (refer to b3)	5,812,043	5,175,662	9,332,505
4) Tencent (refer to c1)	29,547	84,196	40,744
5) Tencent (refer to c2)	1,783,766	9,167,909	5,241,110
6) Tencent (refer to c3)	-	340,625	282,089
7) Jiuyou (refer to e)	26,659,297	45,188,643	63,171,034
8) 2012 Affiliate Company (refer to f)	-	2,650,942	5,216,413
9) Others	-	368,319	550,386
Total	40,415,004	66,713,487	89,329,551

The balances between the Group and its related parties as of December 31, 2012 and 2013 are summarized below:

Amount due from related parties:

	December 31,
	2012	2013
1) Egencia Shanghai (refer to a2)	5,215,706	18,983,877
2) EAN (refer to a4)	4,040,987	6,913,654
3) Expedia (refer to a5)	236,001	97,319
4) Kuxun (refer to b4)	185,375	-
5) Tencent (refer to c1)	8,024,273	20,327,198
6) Tencent (refer to c2)	5,000,000	5,000,000
7) Tencent (refer to c3)	300,000	300,000
8) Expedia (refer to d2)	374,575	865,678
9) Jiuyou (refer to e)	-	13,547,426
10) 2012 Second Affiliate Company (refer to g)	-	100,000
11) Other	261,860	8,262
Amounts due from related parties	23,638,777	66,143,414

Amount due to related parties:

	December 31,
	2012	2013
1) Expedia (refer to a1)	40,713,108	25,908,342
2) Egencia Shanghai (refer to a2)	710,919	769,636
3) Egencia Shanghai (refer to a2)	-	532,450
4) Egencia Cayman (refer to a2)	-	18,290,700
5) EAN (refer to a4)	33,952,245	31,950,021
6) TripAdvisor China (refer to b2)	201,337	335,337
7) Kuxun (refer to b3)	631,545	288,905
8) Tencent (refer to c2)	1,219,482	417,602
9) Tencent (refer to c3)	340,625	329,349
10) Expedia (refer to d1)	221,852	55,959
11) Jiuyou (refer to e)	5,602,708	-
12) 2012 Affiliate Company (refer to f)	311,025	311,025
13) 2012 Second Affiliate Company (refer to g)	5,398,068	17,768,819
14) Others	331,602	52,018
Amounts due to related parties	89,634,516	97,010,163